Consolidated statement of comprehensive income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of comprehensive income
Net profit for the year	$ 2,737,853	$ 15,005,155	$ 12,355,390
Other comprehensive income that may be reclassified to profit or loss in subsequent periods -net of taxes:
Cash flow hedge for future exports	(722)	238,331	(533,374)
Hedge of a net investment in a foreign operation	(364,343)	(61,267)	(971,954)
Cash flow hedge with derivative instruments	55,072	46,451	(52,174)
Foreign currency translation	1,569,996	8,701	2,599,242
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,260,003	232,216	1,041,740
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes:
Remeasurement gain (loss) on defined benefit plans	96,221	(1,799,829)	(4,290)
Other losses		(175,494)	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	96,221	(1,975,323)	(4,290)
Other comprehensive income (loss) for the year, net of tax	1,356,224	(1,743,107)	1,037,450
Total comprehensive income for the year, net of tax	4,094,077	13,262,048	13,392,840
Comprehensive income attributable to:
Owners of parent	2,887,080	11,502,149	12,363,132
Non-controlling interest	1,206,997	1,759,899	1,029,708
Comprehensive income	$ 4,094,077	$ 13,262,048	$ 13,392,840